INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 494.0	$ 413.9
Impairment of inventories to net realizable value	$ 5.6	$ 5.2